Leases - Schedule Of Future Minimum Rental Payments For Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2021 (remaining)	$ 546
2021/2022	2,116	$ 525
2022/2023	498	347
2023/2024	297	351
2024/2025	309	297
2025		309
Thereafter	0	0
Total minimum lease payments	3,766	1,829
Less: imputed interest	(384)	(341)
Total lease liabilities	3,382	1,488
3rd-Party Commitment
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2021 (remaining)	466
2021/2022	1,781	205
2022/2023	159	12
2023/2024	2	12
2024/2025	0	2
2025		0
Thereafter	0	0
Total minimum lease payments	2,408	231
Less: imputed interest	(145)	(12)
Total lease liabilities	2,263	219
Related-Party Commitment
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2021 (remaining)	80
2021/2022	335	320
2022/2023	339	335
2023/2024	295	339
2024/2025	309	295
2025		309
Thereafter	0	0
Total minimum lease payments	1,358	1,598
Less: imputed interest	(239)	(329)
Total lease liabilities	$ 1,119	$ 1,269